Bank Premises and Equipment	12 Months Ended
Dec. 31, 2011
Bank Premises and Equipment
Bank Premises and Equipment

(5) Bank Premises and Equipment

        A summary of bank premises and equipment, by asset classification, at December 31, 2011 and 2010 were as follows:

	Estimated useful lives	2011	2010
		(Dollars in Thousands)
Bank buildings and improvements	5 - 40 years	$390,875	$388,847
Furniture, equipment and vehicles	1 - 20 years	266,547	268,590
Land		124,694	123,988
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7 - 27 years	614	664
Less: accumulated depreciation		(329,680)	(313,139)

Bank premises and equipment, net		$453,050	$468,950